Significant Components of Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Policy reserves	$ 138,726	$ 151,608
Expense accruals		711
Total deferred tax assets	138,726	152,319
Deferred tax liabilities:
Policy reserves	(2,536)
Deferred acquisition costs	(22,783)	(41,247)
Due and deferred premium	(7)	(13)
Net unrealized gains on investments	(5,261)	(5,801)
Investment income	(89,931)	(75,704)
Expense accruals	(17)
Total deferred tax liabilities	(120,535)	(122,765)
Net deferred tax asset (liabilities)	$ 18,191	$ 29,554